Pay vs Performance Disclosure - USD ($)	12 Months Ended					60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its NEOs’ pay.

The use of the term “compensation actually paid” (CAP) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table (SCT) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, for our CEO and the average compensation actually paid to our non-CEO NEOs, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year. For 2025, these amounts were determined using the adjustments as described in the footnotes to the following table.

							Value of Initial Fixed $100 Investment Based On:			Company Selected Measure
Year(1)	SCT Total Compensation for CEO: Mr. Tuweiq ($)	Compensation Actually Paid to CEO: Mr. Tuweiq(5) ($)	SCT Total Compensation for Former CEO: Mr. Bernstein ($)	Compensation Actually Paid to CEO(5) ($)	Average SCT Total Compensation to Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Cumulative TSR(2) ($)	Peer Group Cumulative TSR(2) ($)	Net Income (in 000s) ($)	Revenue (in 000s) ($)
2025	4,909,182	12,008,851	1,596,275	3,512,917	1,155,115	2,335,659	1,185.25	395.09	74,111	675,455
2024	-	-	2,012,189	2,403,369	817,026	1,130,212	574.48	128.84	49,192	534,792
2023	-	-	1,708,986	1,909,317	1,015,217	1,416,031	463.18	76.87	73,831	639,813
2022	-	-	825,075	1,098,573	784,722	873,491	226.84	43.20	52,689	654,233
2021	-	-	873,612	892,574	556,990	566,911	87.67	88.24	24,821	543,494

1.

The other NEOs (besides our CEO, Mr. Tuweiq and former CEO, Mr. Bernstein) were Mr. Bittner (all years), Mr. Tuweiq (2021-2024), Mr. Lai (2025 and 2024 only), Mr. Berry (2025 only), Mr. Dawson (2024 only), Ms. Hutkin (2025 only), Mr. Ackerman (2023, 2022 and 2021 only), Ms. Kozlovsky (2023 only), Mr. Cheung (2022 and 2021 only), and Mr. Brosious (2021 only).

2.	CAP reflects the “Total” compensation reported in the SCT for the applicable year, adjusted as set forth in the tables below for our CEO and for our non-CEO NEOs, respectively.

3.

Total shareholder returns ("TSRs") are based on an initial $100 investment, measured on a cumulative basis over 1, 2, 3, 4 & 5 year performance periods. Bel Fuse's TSR reflects class B shares only. The Peer Group comprises of Nasdaq-listed stocks (SIC 3670-3679 US + Foreign) in Electronic Components & Accessories. We use this Peer Group in the stock performance graph included in our Annual Report on Form 10-K.

4.	“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements.

5.	The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above:

Adjustment To PEO Compensation, Footnote
	2025
	CEO Mr. Tuweiq ($)	Former CEO Mr. Bernstein ($)	Average of Non-CEO NEOs ($)
Summary Compensation Table	4,909,182	1,596,275	1,155,115
Less: The amount shown as Stock Awards in the SCT	(3,299,751)	(690,718)	(477,328)
Plus: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	8,663,354	1,535,693	1,099,630
Plus (Minus) Year-Over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	1,434,669	898,782	350,258
Plus: Fair Value of Equity Awards Granted and Vested in the Year	-	-	-
Plus (Minus): Year-Over-Year Change in Fair Market Value of Awards Granted in Prior Years that Vested in the Year	301,397	172,885	89,716
Minus: Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	-	-	-
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	-	-	118,268
Compensation Actually Paid (as calculated)	12,008,851	3,512,917	2,335,659

Non-PEO NEO Average Total Compensation Amount	$ 1,155,115	$ 817,026	$ 1,015,217	$ 784,722	$ 556,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,335,659	1,130,212	1,416,031	873,491	566,911
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Shareholder Return

Relative TSR is not a metric in our compensation plan. As a result, CAP for our CEO and Other NEOs is not directly influenced by TSR. The relationship between CAP and TSR is demonstrated by the following graph, as required by SEC rules:

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

Net income is not a metric in our compensation plan. As a result, CAP for our CEO and Other non-CEO NEOs is not directly influenced by net income. The relationship between CAP and net income is demonstrated by the following graph, as required:

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Revenue

Revenue is a component of the Compensation Committee’s assessment of financial performance, driving annual and long-term pay outcomes going forward. As a result, CAP for our CEO and Other NEOs is influenced by Revenue, as demonstrated by the following graph:

Tabular List, Table
Financial Performance Measures

We did not use any GAAP-derived financial performance measures outside of Net Income in 2021 to link CAP to Named Executive Officers during such fiscal year to our performance. The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance in the covered years:

Revenue
Adjusted EBITDA*
Adjusted EBITDA Margin*

*Adjusted EBITDA and Adjusted EBITDA Margin are non-GAAP financial measures. For additional information regarding derivation, utilization and application of this measure in connection with our Incentive Compensation Program for 2025, please see the Compensation Discussion & Analysis section above.

Total Shareholder Return Amount	$ 1,185.25	574.48	463.18	226.84	87.67
Peer Group Total Shareholder Return Amount	395.09	128.84	76.87	43.2	88.24
Net Income (Loss)	$ 74,111,000	$ 49,192,000	$ 73,831,000	$ 52,689,000	$ 24,821,000
Company Selected Measure Amount	675,455,000	534,792,000	639,813,000	654,233,000	543,494,000
PEO Name	Mr. Tuweiq					Mr. Bernstein
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,909,182	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	12,008,851	0	0	0	0
Former CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,596,275	2,012,189	1,708,986	825,075	873,612
PEO Actually Paid Compensation Amount	3,512,917	$ 2,403,369	$ 1,909,317	$ 1,098,573	$ 892,574
Non-CEO NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,155,115
Non-PEO NEO Average Compensation Actually Paid Amount	2,335,659
PEO | CEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | CEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | CEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,299,751)
PEO | CEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,663,354
PEO | CEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,434,669
PEO | CEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | CEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,397
PEO | CEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | CEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former CEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former CEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former CEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(690,718)
PEO | Former CEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,535,693
PEO | Former CEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	898,782
PEO | Former CEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former CEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,885
PEO | Former CEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former CEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Non-CEO NEOs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Non-CEO NEOs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,268
Non-PEO NEO | Non-CEO NEOs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(477,328)
Non-PEO NEO | Non-CEO NEOs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,099,630
Non-PEO NEO | Non-CEO NEOs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,258
Non-PEO NEO | Non-CEO NEOs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Non-CEO NEOs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,716
Non-PEO NEO | Non-CEO NEOs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Non-CEO NEOs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0